Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Number of Shares and ADS Issuable

Number of shares and ADS issuable	Shares Number (000)	Weighted fair value	ADS Number (000)	Weighted fair value
At 1 January 2019	34,068		17,387

Awards granted	12,814	£15.85	7,008	$37.90

Awards exercised	(11,709)		(6,079)

Awards cancelled	(1,704)		(976)
At 31 December 2019	33,469		17,340

Awards granted	13,223	£13.60	7,411	$34.42

Awards exercised	(11,402)		(5,746)

Awards cancelled	(1,418)		(1,015)
At 31 December 2020	33,872		17,990

Awards granted	13,681	£13.30	7,280	$36.68

Awards exercised	(11,440)		(5,726)

Awards cancelled	(1,776)		(1,705)
At 31 December 2021	34,337		17,839

Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge	The assumptions used in the model are as follows:

	2021 Grant	2020 Grant	2019 Grant
Risk-free interest rate	0.74%	(0.07)%	0.44%

Dividend yield	3.8%	6.2%	4.5%

Volatility	27%	27%	22%

Expected life	3 years	3 years	3 years

Savings-related options grant price (including 20% discount)	£12.07	£10.34	£14.15

Summary of Option Outstanding

Options outstanding	Savings-related share option schemes

	Number 000	Weighted exercise price
At 31 December 2021	7,165	£11.58
Range of exercise prices on options outstanding at year end	£10.34	– £14.15
Weighted average market price on exercise during year		£13.30
Weighted average remaining contractual life		2.1 years

Summary of Shares Held for Share Award Schemes

Shares held for share award schemes	2021	2020
Number of shares (000)	23,065	48,835

	£m	£m
Nominal value	6	12

Carrying value	27	194

Market value	371	655

Shares held for share option schemes	2021	2020
Number of shares (000)	139	139

	£m	£m
Nominal value	–	–

Carrying value	1	1

Market value	2	2